Payments, by Project - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 4,035,296	$ 594,882	$ 2,483,456	$ 5,689,634
Casa Berardi Mine Project
Total	$ 3,544,896	594,882	130,672	4,270,450
Keno Hill Mine Project
Total		$ 490,400		490,400
San Sebastian Project
Total			928,784	928,784
Other - Fire Creek Project
Total			166,200	166,200
Other - Hollister Project
Total			203,200	203,200
Other - Midas Project
Total			297,800	297,800
AC (NV) Project
Total			190,200	190,200
Other - Libby Exploration Project
Total			178,200	178,200
Other - Rio Grande Silver Project
Total			140,800	140,800
Silver Valley Project
Total			145,600	145,600
Troy Mine Project
Total			$ 102,000	$ 102,000